Document And Entity Information	Feb. 23, 2022
Document Information [Line Items]
Entity, Registrant Name	QUANTUM ENERGY INC.
Document, Type	8-K
Document, Period End Date	Feb. 23, 2022
Entity, Incorporation, State or Country Code	NV
Entity, File Number	333-225892
Entity, Tax Identification Number	98-0428608
Entity, Address, Address Line One	3825 Rockbottom
Entity, Address, City or Town	North Las Vegas
Entity, Address, State or Province	NV
Entity, Address, Postal Zip Code	89030
City Area Code	702
Local Phone Number	323-6455
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001295961